Compensation Plans	12 Months Ended
Dec. 31, 2013
Compensation Plans [Abstract]
Compensation Plans

18.Compensation Plans

Encana has a number of compensation arrangements under which the Company awards various types of long-term incentive grants to eligible employees.  They include TSARs, Performance TSARs, SARs, Performance SARs, Performance Share Units (“PSUs”), Deferred Share Units (“DSUs”), RSUs and a Restricted Cash Plan.  The majority of these compensation arrangements are share-based.

Encana accounts for TSARs, Performance TSARs, SARs, Performance SARs, PSUs, and RSUs held by Encana employees as cash-settled share-based payment transactions and, accordingly, accrues compensation costs over the vesting period based on the fair value of the rights determined using the Black-Scholes-Merton and other fair value models.  TSARs, Performance TSARs, SARs and Performance SARs granted vest and are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years, are fully exercisable after three years (with the exception of Performance TSARs granted in 2013) and expire five years after the date granted.  PSUs and RSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

The following weighted average assumptions were used to determine the fair value of the share units held by Encana employees:

As at December 31, 2013	Encana US$ Share Units	Encana C$ Share Units	Cenovus C$ Share Units
Risk Free Interest Rate	1.09%	1.09%	1.09%
Dividend Yield	1.55%	1.50%	3.18%
Expected Volatility Rate	33.20%	30.42%	27.75%
Expected Term	1.8 yrs	1.7 yrs	0.1 yrs
Market Share Price	US$18.05	C$19.18	C$30.40

As at December 31, 2012	Encana US$ Share Units	Encana C$ Share Units	Cenovus C$ Share Units
Risk Free Interest Rate	1.14%	1.14%	1.14%
Dividend Yield	4.05%	4.07%	2.64%
Expected Volatility Rate	34.31%	30.51%	30.18%
Expected Term	2.0 yrs	1.3 yrs	0.5 yrs
Market Share Price	US$19.76	C$19.66	C$33.29

For both Encana and Cenovus share units held by Encana employees, volatility was estimated using historical volatility rates.

The Company has recognized the following share-based compensation costs:

For the years ended December 31	2013	2012	2011
Compensation Costs of Transactions Classified as Cash-Settled	$63	$42	$28
Compensation Costs of Transactions Classified as Equity-Settled (1)	3	5	-
Total Share-Based Compensation Costs	66	47	28
Less: Total Share-Based Compensation Costs Capitalized	(22)	(14)	(14)
Total Share-Based Compensation Expense	$44	$33	$14
Recognized on the Consolidated Statement of Earnings in:
Operating expense	$18	$13	$8
Administrative expense	26	20	6
	$44	$33	$14
(1) RSUs may be settled in cash or equity as determined by Encana. The Company’s decision to cash settle RSUs was made subsequent to the original grant date.

As at December 31, 2013, the liability for share-based payment transactions totaled $169 million of which $111 million is recognized in accounts payable and accrued liabilities.

For the years ended December 31	2013	2012	2011
Liability for Unvested Cash-Settled Share-Based Payment Transactions	$121	$85	$69
Liability for Vested Cash-Settled Share-Based Payment Transactions	48	71	86
Liability for Cash-Settled Share-Based Payment Transactions	$169	$156	$155

The following sections outline certain information related to Encana’s compensation plans as at December 31, 2013.

A)TANDEM STOCK APPRECIATION RIGHTS

All options to purchase common shares issued under the Encana Stock Option Plan have associated TSARs attached.  In lieu of exercising the option, the associated TSARs give the option holder the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price.  The TSARs vest and expire under the same terms and conditions as the underlying option.

The following tables summarize information related to the Encana TSARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	17,168	27.84	19,390	28.79
Granted	9,709	18.08	1,514	20.99
Exercised - SARs	(1)	19.90	(17)	20.99
Forfeited	(2,663)	26.60	(1,704)	29.47
Expired	(1,701)	36.60	(2,015)	30.54
Outstanding, End of Year	22,512	23.11	17,168	27.84
Exercisable, End of Year	9,360	27.84	8,133	30.38

As at December 31, 2013	Outstanding Encana TSARs			Exercisable Encana TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	9,564	4.15	18.10	74	19.18
20.00 to 29.99	7,382	2.35	22.89	4,754	23.79
30.00 to 39.99	5,566	1.61	32.02	4,532	32.23
	22,512	2.93	23.11	9,360	27.84

As at December 31, 2013, there was approximately $29 million of total unrecognized compensation costs related to unvested TSARs held by Encana employees.  The costs are expected to be recognized over a weighted average period of 2.4 years.

The following tables summarize information related to the Cenovus TSARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding TSARs	Weighted Average Exercise Price (C$)	Outstanding TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,025	29.75	3,935	29.49
Exercised - SARs	(885)	28.81	(1,788)	29.14
Exercised - Options	(6)	29.32	(8)	26.69
Forfeited	(14)	31.16	(84)	31.31
Expired	(593)	34.21	(30)	28.74
Outstanding, End of Year	527	26.29	2,025	29.75
Exercisable, End of Year	527	26.29	2,025	29.75

As at December 31, 2013	Outstanding Cenovus TSARs			Exercisable Cenovus TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	527	0.13	26.29	527	26.29

During the year, Encana recorded compensation costs of $21 million related to the Encana TSARs and a reduction in compensation costs of $4 million related to the Cenovus TSARs (2012 – compensation costs of $6 million related to the Encana TSARs and a reduction of compensation costs of $1 million related to the Cenovus TSARs; 2011 – reduction of compensation costs of $4 million related to the Encana TSARs and compensation costs of $6 million related to Cenovus TSARs).

B)PERFORMANCE TANDEM STOCK APPRECIATION RIGHTS

From 2007 to 2009, Encana granted Performance TSARs.  Upon vesting, in lieu of exercising the option, the option holder has the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price.  The Performance TSARs vest and expire under the same terms and conditions as the underlying option.  Vesting is also subject to Encana attaining prescribed performance relative to an internal recycle ratio and predetermined performance targets. Performance TSARs that do not vest when eligible are forfeited and cancelled.

In 2013, Encana granted Performance TSARs to the President & Chief Executive Officer (“CEO”). Upon vesting, in lieu of exercising the option, the CEO has the right to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price. The Performance TSARs vest and expire over the same terms and conditions as the underlying option. Under this 2013 grant, vesting is also subject to Encana achieving prescribed performance targets over a four-year period based on Encana’s share price performance. Performance TSARs that do not vest when eligible are forfeited and cancelled.

The following tables summarize information related to the Encana Performance TSARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	4,879	32.44	7,879	31.50
Granted	935	18.00	-	-
Forfeited	(453)	29.12	(779)	31.50
Expired	(2,236)	36.44	(2,221)	29.45
Outstanding, End of Year	3,125	25.74	4,879	32.44
Exercisable, End of Year	2,190	29.04	4,879	32.44

As at December 31, 2013		Outstanding Encana Performance TSARs		Exercisable Encana Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

10.00 to 19.99	935	4.45	18.00	-	-
20.00 to 29.99	2,190	0.11	29.04	2,190	29.04
	3,125	1.41	25.74	2,190	29.04

As at December 31, 2013, there was approximately $1 million of total unrecognized compensation costs related to unvested Performance TSARs held by Encana employees.  The costs are expected to be recognized over a weighted average period of 3.4 years.

The following tables summarize information related to the Cenovus Performance TSARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)	Outstanding Performance TSARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	3,205	29.00	5,751	28.60
Exercised - SARs	(1,466)	28.72	(2,188)	28.33
Exercised - Options	(9)	29.69	(12)	26.61
Forfeited	(13)	26.27	(314)	26.69
Expired	(764)	32.96	(32)	26.66
Outstanding, End of Year	953	26.27	3,205	29.00
Exercisable, End of Year	953	26.27	3,205	29.00

As at December 31, 2013		Outstanding Cenovus Performance TSARs		Exercisable Cenovus Performance TSARs
Range of Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of TSARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	953	0.11	26.27	953	26.27

During the year, Encana recorded compensation costs of $1 million related to the Encana Performance TSARs and a reduction in compensation costs of $6 million related to the Cenovus Performance TSARs (2012 – reduction of compensation costs of $1 million related to the Encana Performance TSARs and reduction of compensation costs of $2 million related to the Cenovus Performance TSARs; 2011 – reduction of compensation costs of $12 million related to the Encana Performance TSARs and compensation costs of $14 million related to the Cenovus Performance TSARs).

C)STOCK APPRECIATION RIGHTS

During 2008 and 2009, Canadian dollar denominated SARs were granted to employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the exercise price of the right.

The following tables summarize information related to the Encana SARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,843	33.79	1,973	33.81
Forfeited	(156)	30.02	(130)	34.08
Expired	(957)	37.98	-	-
Outstanding, End of Year	730	29.11	1,843	33.79
Exercisable, End of Year	730	29.11	1,843	33.79

As at December 31, 2013	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	711	0.12	29.05	711	29.05
30.00 to 39.99	19	0.61	31.59	19	31.59
	730	0.14	29.11	730	29.11

Since 2010, U.S. dollar denominated SARs have been granted to eligible U.S. based employees.  The terms and conditions are similar to the Canadian dollar denominated SARs.  The following tables summarize information related to U.S. dollar denominated Encana SARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (US$)	Outstanding SARs	Weighted Average Exercise Price (US$)

Outstanding, Beginning of Year	12,165	26.50	12,645	26.78
Granted	5,048	17.95	482	20.54
Exercised	(2)	17.95	(29)	20.88
Forfeited	(2,281)	25.30	(933)	27.36
Outstanding, End of Year	14,930	23.79	12,165	26.50
Exercisable, End of Year	7,328	27.32	4,685	27.75

As at December 31, 2013	Outstanding Encana SARs			Exercisable Encana SARs
Range of Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (US$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (US$)

10.00 to 19.99	4,729	4.15	17.96	23	18.86
20.00 to 29.99	4,973	2.77	21.59	2,981	21.92
30.00 to 39.99	5,228	1.58	31.16	4,324	31.09
	14,930	2.79	23.79	7,328	27.32

As at December 31, 2013, there was approximately $18 million of total unrecognized compensation costs related to unvested SARs held by Encana employees.  The costs are expected to be recognized over a weighted average period of 2.4 years.

The following tables summarize information related to the Cenovus SARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding SARs	Weighted Average Exercise Price (C$)	Outstanding SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,027	31.25	1,641	30.73
Exercised	(385)	28.38	(591)	29.69
Forfeited	(23)	33.62	(23)	34.45
Expired	(389)	36.82	-	-
Outstanding, End of Year	230	26.42	1,027	31.25
Exercisable, End of Year	230	26.42	1,027	31.25

As at December 31, 2013	Outstanding Cenovus SARs			Exercisable Cenovus SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	228	0.14	26.38	228	26.38
30.00 to 39.99	2	0.77	30.63	2	30.63
	230	0.14	26.42	230	26.42

During the year, Encana recorded compensation costs of $1 million related to the Encana SARs and a reduction in compensation costs of $2 million related to the Cenovus SARs (2012 – compensation costs of $7 million related to the Encana SARs and a reduction in compensation costs of $1 million related to the Cenovus SARs; 2011 – a reduction in compensation costs of $5 million related to the Encana SARs and compensation costs of $3 million related to the Cenovus SARs).

D)PERFORMANCE STOCK APPRECIATION RIGHTS

During 2008 and 2009, Encana granted Performance SARs to certain employees, which entitle the employee to receive a cash payment equal to the excess of the market price of Encana’s common shares at the time of exercise over the grant price.  Performance SARs are subject to Encana attaining prescribed performance relative to an internal recycle ratio and predetermined key measures.  Performance SARs that do not vest when eligible are forfeited.

The following tables summarize information related to the Encana Performance SARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	2,455	32.20	2,710	32.07
Forfeited	(239)	29.48	(255)	30.81
Expired	(1,035)	36.44	-	-
Outstanding, End of Year	1,181	29.04	2,455	32.20
Exercisable, End of Year	1,181	29.04	2,455	32.20

As at December 31, 2013	Outstanding Encana Performance SARs			Exercisable Encana Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	1,181	0.11	29.04	1,181	29.04

The following tables summarize information related to the Cenovus Performance SARs held by Encana employees:

As at December 31	2013		2012
(thousands of units)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)	Outstanding Performance SARs	Weighted Average Exercise Price (C$)

Outstanding, Beginning of Year	1,319	28.74	2,282	28.88
Exercised	(631)	28.32	(835)	29.46
Forfeited	(9)	26.47	(128)	26.56
Expired	(294)	32.96	-	-
Outstanding, End of Year	385	26.27	1,319	28.74
Exercisable, End of Year	385	26.27	1,319	28.74

As at December 31, 2013	Outstanding Cenovus Performance SARs			Exercisable Cenovus Performance SARs
Range of Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$)	Number of SARs (thousands of units)	Weighted Average Exercise Price (C$)

20.00 to 29.99	385	0.11	26.27	385	26.27

During the year, Encana recorded no compensation costs related to the Encana Performance SARs and a reduction in compensation costs of $3 million related to the Cenovus Performance SARs (2012 – no compensation costs related to the Encana Performance SARs and no compensation costs related to the Cenovus Performance SARs; 2011 – a reduction of compensation costs of $4 million related to the Encana Performance SARs and compensation costs of $5 million related to the Cenovus Performance SARs).

E)	PERFORMANCE SHARE UNITS

Since 2010, PSUs have been granted to eligible employees, which entitle the employee to receive, upon vesting, a cash payment equal to the value of one common share of Encana for each PSU held, depending upon the terms of the PSU Plan.  PSUs vest three years from the date of grant, provided the employee remains actively employed with Encana on the vesting date.

The ultimate value of the PSUs will depend upon Encana's performance relative to predetermined corresponding performance targets measured over a three-year period.  For grants during 2010 through 2012, performance is measured relative to an internal recycle ratio as assessed by the Board on an annual basis to determine whether the performance criteria have been met.  Based on this assessment, up to a maximum of two times the original PSU grant may be eligible to vest in respect of the year being measured.  The respective proportion of the original PSU grant deemed eligible to vest for each year will be valued and the notional cash value deposited to a PSU account, with payout deferred to the final vesting date.  For grants made in 2013, performance is measured over a three-year period relative to a specified performance peer group.

The following tables summarize information related to the PSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	961	1,238
Granted	856	213
Deemed Eligible to Vest	(552)	(427)
Units, in Lieu of Dividends	40	37
Forfeited	(171)	(100)
Outstanding, End of Year	1,134	961

	U.S. Dollar Denominated
(thousands of units)	Outstanding PSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	693	1,089
Granted	192	27
Deemed Eligible to Vest	(474)	(393)
Units, in Lieu of Dividends	14	27
Forfeited	(62)	(57)
Outstanding, End of Year	363	693

As at December 31, 2013, there was approximately $16 million of total unrecognized compensation costs related to unvested PSUs held by Encana employees.  The costs are expected to be recognized over a weighted average period of 1.6 years.

During the year, Encana recorded compensation costs of $11 million related to the outstanding PSUs (2012 – $12 million; 2011 – $15 million).

F)DEFERRED SHARE UNITS

The Company has in place a program whereby Directors and certain key employees are issued DSUs, which vest immediately, are equivalent in value to a common share of the Company and are settled in cash.

Under the DSU Plan, employees have the option to convert either 25 or 50 percent of their annual High Performance Results (“HPR”) award into DSUs.  The number of DSUs converted is based on the value of the award divided by the closing value of Encana’s share price at the end of the performance period of the HPR award.

For both Directors and employees, DSUs can only be redeemed following departure from Encana in accordance with the terms of the respective DSU Plan and must be redeemed prior to December 15th of the year following the departure from Encana.

The following table summarizes information related to the DSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding DSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	974	905
Granted	106	109
Converted from HPR awards	37	38
Units, in Lieu of Dividends	41	39
Redeemed	(131)	(117)
Outstanding, End of Year	1,027	974

During the year, Encana recorded compensation costs of $2 million related to the outstanding DSUs (2012 – $2 million; 2011 – reduction of $5 million).

G)RESTRICTED SHARE UNITS

Since 2011, RSUs have been granted to eligible employees.  An RSU is a conditional grant to receive an Encana common share, or the cash equivalent, as determined by Encana, upon vesting of the RSUs and in accordance with the terms of the RSU Plan and Grant Agreement.  The value of one RSU is notionally equivalent to one Encana common share.  RSUs vest three years from the date granted, provided the employee remains actively employed with Encana on the vesting date.  As at December 31, 2013, Encana plans to settle the RSUs in cash on the vesting date.

The following tables summarize information related to the RSUs:

	Canadian Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	1,966	1,751
Granted	3,873	298
Units, in Lieu of Dividends	205	77
Forfeited	(914)	(160)
Outstanding, End of Year	5,130	1,966

	U.S. Dollar Denominated
(thousands of units)	Outstanding RSUs
As at December 31	2013	2012

Outstanding, Beginning of Year	1,596	1,574
Granted	2,458	83
Units, in Lieu of Dividends	139	63
Forfeited	(718)	(124)
Outstanding, End of Year	3,475	1,596

As at December 31, 2013, there was approximately $71 million of total unrecognized compensation costs related to unvested RSUs held by Encana employees. The costs are expected to be recognized over a weighted average period of 1.5 years.

During the year, Encana recorded compensation costs of $45 million related to the outstanding RSUs (2012 – $25 million; 2011 – $15 million).  As at December 31, 2013, $13 million of the paid in surplus balance related to the RSUs (2012 - $10 million).

H)RESTRICTED CASH PLAN

In October 2011, Encana's Board approved the use of a Restricted Cash Plan as a component of the long-term incentive grant to eligible employees, excluding executive officers. The Restricted Cash Plan is a time-based conditional grant to receive cash which, in accordance with the corresponding grant agreement, requires that the employee remains actively employed with Encana on the vesting date.  The Restricted Cash Plan vests over three years with one-third payable after each anniversary of the grant date.  During the year, Encana recorded compensation costs of $6 million (2012– $18 million; 2011 – $6 million) related to the Restricted Cash Plan grant.